Net loss per share and Unaudited Pro Forma per Share of Common Stock - Summary of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding (Detail)	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding		8,945,252		10,491,140		5,991,757
Warrants to purchase convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding		173,910	[1]	173,912	[1]	173,912	[1]
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding	2,477,446	828,382		1,403,655		462,471
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding	104,821
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted shares outstanding						885,024

[1]	Assumes exercise of warrants to purchase convertible preferred stock at $5.17 per share.